UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08003
                                                     ---------

                       ADVANTAGE ADVISERS TROON FUND, LLC
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               NEW YORK, NY 10166
                           ---------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
                           --------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital..........................1


Schedule of Portfolio Investments .............................................2


Schedule of Securities Sold, Not Yet Purchased ................................7


Statement of Operations........................................................8


Statements of Changes in Members' Capital......................................9


Notes to Financial Statements ................................................10


Results of Special Meeting of Members.........................................18

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
                                                                                         (UNAUDITED)

ASSETS

Investments in securities, at market value (cost - $80,129,944)                          $120,000,071
Due from broker                                                                             5,344,277
Receivable for investment securities sold                                                  18,439,851
Dividends receivable                                                                           11,009
Interest receivable                                                                            10,191
Other assets                                                                                   36,643
                                                                                         ------------
       TOTAL ASSETS                                                                       143,842,042
                                                                                         ------------

LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $7,202,048)                 7,137,363
Payable for investment securities purchased                                                19,130,782
Administration fees payable                                                                    95,148
Dividends payable on securities sold, not yet purchased                                        52,423
Accounting and investor services fees payable                                                  41,954
Accrued expenses                                                                              148,471
                                                                                         ------------
       TOTAL LIABILITIES                                                                   26,606,141
                                                                                         ------------
              NET ASSETS                                                                  117,235,901
                                                                                         ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                                $ 64,553,273
Accumulated net investment loss                                                              (853,263)
Accumulated net realized gain on investments                                               13,601,079
Net unrealized appreciation on investments                                                 39,934,812
                                                                                         ------------
MEMBERS' CAPITAL - NET ASSETS                                                            $117,235,901
                                                                                         ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
   SHARES                                                                                MARKET VALUE
             COMMON STOCK - 98.85%
               ADVERTISING AGENCIES - 0.19%
      231        Grey Global Group, Inc.                                                 $    227,535
                                                                                         ------------
               ADVERTISING SERVICES - 0.57%
   11,149        Getty Images, Inc.*                                                          668,940
                                                                                         ------------
               APPLICATIONS SOFTWARE - 4.08%
  114,733        Microsoft Corp.                                             (b)            3,276,774
    5,643        SCO Group, Inc.*                                                              33,012
  137,879        Siebel Systems, Inc.*                                                      1,473,926
                                                                                         ------------
                                                                                            4,783,712
                                                                                         ------------
               BEVERAGES NON-ALCOHOLIC - 0.80%
   17,377        PepsiCo, Inc.                                                                936,273
                                                                                         ------------
               BROADCASTING SERVICES / PROGRAMMING - 6.37%
  728,589        Liberty Media Corp., Class A*                               (a)            6,550,015
  126,282        UnitedGlobalCom, Inc., Class A*                                              916,807
                                                                                         ------------
                                                                                            7,466,822
                                                                                         ------------
               CABLE TELEVISION - 3.65%
  149,517        DIRECTV Group, Inc.*                                                       2,556,741
   12,304        EchoStar Communications Corp., Class A*                                      378,348
   36,314        Liberty Media International, Inc., Class A*                                1,347,249
                                                                                         ------------
                                                                                            4,282,338
                                                                                         ------------
               CASINO HOTELS - 4.74%
   82,142        MGM MIRAGE*                                                                3,855,745
   43,966        Wynn Resorts Ltd.*                                                         1,698,407
                                                                                         ------------
                                                                                            5,554,152
                                                                                         ------------
               CASINO SERVICES - 2.07%
   62,843        International Game Technology                                              2,425,740
                                                                                         ------------
               CHEMICALS - SPECIALTY - 0.10%
   18,662        W.R. Grace & Co.*                                                            115,704
                                                                                         ------------
               COMPUTERS - 0.32%
    5,435        Research In Motion Ltd.*                                    (b)              372,026
                                                                                         ------------
               DATA PROCESSING / MANAGEMENT - 4.28%
   82,442        First Data Corp.                                                           3,670,318
   48,380        VERITAS Software Corp.*                                                    1,344,480
                                                                                         ------------
                                                                                            5,014,798
                                                                                         ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
   SHARES                                                                                MARKET VALUE
             COMMON STOCK (CONTINUED)

               DIVERSIFIED MANUFACTURING OPERATIONS - 0.49%
    6,073        Danaher Corp.                                                           $    314,885
    7,733        Tyco International Ltd.                                     (b)              256,272
                                                                                         ------------
                                                                                              571,157
                                                                                         ------------
               DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 2.07%
   99,288        Cendant Corp.                                                              2,430,570
                                                                                         ------------
               E-COMMERCE / SERVICES - 8.82%
   41,232        eBay, Inc.*                                                                3,791,283
   94,307        HomeStore, Inc.*                                                             376,285
  204,766        InterActiveCorp*                                                           6,171,647
                                                                                         ------------
                                                                                           10,339,215
                                                                                         ------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.21%
    9,450        ATI Technologies, Inc.*                                                      178,227
   81,908        Intel Corp.                                                                2,260,661
   39,807        Xilinx, Inc.                                                               1,325,971
                                                                                         ------------
                                                                                            3,764,859
                                                                                         ------------
               ENTERPRISE SOFTWARE / SERVICES - 0.59%
   37,437        PeopleSoft, Inc.*                                           (b)              692,584
                                                                                         ------------
               ENTERTAINMENT SOFTWARE - 3.69%
   60,310        Activision, Inc.*                                                            958,929
   61,715        Electronic Arts, Inc.*                                                     3,366,553
                                                                                         ------------
                                                                                            4,325,482
                                                                                         ------------
               FINANCE - CREDIT CARD - 1.46%
   33,252         American Express Co.                                                      1,708,488
                                                                                         ------------
               FINANCE - INVESTMENT BANKER / BROKER - 0.64%
   78,076         Charles Schwab Corp.                                                        750,310
                                                                                         ------------
               INTERNET CONTENT - INFORMATION / NETWORK - 0.04%
    4,263        MarketWatch.com, Inc.*                                                        49,877
                                                                                         ------------
               INTERNET SECURITY - 2.22%
  131,068        VeriSign, Inc.*                                                            2,608,253
                                                                                         ------------
               MEDICAL - BIOMEDICAL / GENETICS - 3.32%
   69,190        Genentech, Inc.*                                                           3,888,478
                                                                                         ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
   SHARES                                                                                MARKET VALUE
             COMMON STOCK (CONTINUED)
               MEDICAL - DRUGS - 1.41%
   16,663        Roche Holdings, Inc.                                                    $  1,649,804
                                                                                         ------------
               MULTIMEDIA - 7.15%
  168,880        Gemstar-TV Guide International, Inc.*                                        810,624
   74,589        News Corporation Ltd. - Sponsored ADR                                      2,641,942
   46,953        The Walt Disney Co.                                         (b)            1,196,832
  212,591        Time Warner, Inc.*                                                         3,737,350
                                                                                         ------------
                                                                                            8,386,748
                                                                                         ------------
               NETWORKING PRODUCTS - 3.22%
  114,066        Cisco Systems, Inc.*                                                       2,703,364
   43,453        Juniper Networks, Inc.*                                                    1,067,640
                                                                                         ------------
                                                                                            3,771,004
                                                                                         ------------
               PHARMACY SERVICES - 1.99%
   70,690        Caremark Rx, Inc.*                                                         2,328,529
                                                                                         ------------
               RACETRACKS - 0.03%
    6,395        Magna Entertainment Corp., Class A*                                           37,730
                                                                                         ------------
               REAL ESTATE MANAGEMENT / SERVICES - 1.15%
   24,840        LNR Property Corp.                                                         1,347,570
                                                                                         ------------
               REITS - HOTELS - 1.61%
  152,321        Host Marriott Corp.*                                                       1,882,688
                                                                                         ------------
               REITS - REGIONAL MALLS - 1.36%
   33,556        Rouse Co.                                                                  1,593,910
                                                                                         ------------
               RETAIL - CONSUMER ELECTRONICS - 0.16%
    3,713        Best Buy Co., Inc.                                                           188,398
                                                                                         ------------
               RETAIL - DISCOUNT - 2.28%
   65,054        Costco Wholesale Corp.                                                     2,678,924
                                                                                         ------------
               RETAIL - RESTAURANTS - 3.16%
   96,130        McDonald's Corp.                                                           2,499,380
   27,626        Starbucks Corp.*                                                           1,201,455
                                                                                         ------------
                                                                                            3,700,835
                                                                                         ------------
               SEMICONDUCTOR EQUIPMENT - 1.08%
  64,617         Applied Materials, Inc.*                                                   1,267,786
                                                                                         ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
   SHARES                                                                                MARKET VALUE
             COMMON STOCK (CONTINUED)

               SUPER-REGIONAL BANKS - U.S. - 1.21%
   27,733        Bank One Corp.                                                          $  1,414,383
                                                                                         ------------
               TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.12%
  100,359        Corning, Inc.*                                                             1,310,689
                                                                                         ------------
               TELEPHONE - INTEGRATED - 1.05%
   70,320        Sprint Corp.                                                               1,237,632
                                                                                         ------------
               THERAPEUTICS - 0.34%
   33,096        Dendreon Corp.*                                                              405,426
                                                                                         ------------
               WEB PORTALS / ISP - 8.94%
  288,013        Yahoo!, Inc.*                                                             10,483,673
                                                                                         ------------
               WIRELESS EQUIPMENT - 7.87%
  126,425        QUALCOMM, Inc.                                              (a)            9,226,496
                                                                                         ------------
               TOTAL COMMON STOCK (COST $76,582,344)                                     $115,889,538
                                                                                         ------------
             PREFERRED STOCK - 2.30%
               MULTIMEDIA - 2.30%
   81,765        News Corporation Ltd. - Sponsored ADR                                      2,688,433
                                                                                         ------------
               TOTAL PREFERRED STOCK (COST $2,453,265)                                   $  2,688,433
                                                                                         ------------
CONTRACTS
             PURCHASED OPTIONS - 1.21%
               CALL OPTIONS - 1.16%
               APPLICATIONS SOFTWARE - 0.09%
      290        Microsoft Corp., 07/17/04, $25.00                                            104,400
                                                                                         ------------
               COMPUTERS - 0.40%
      145        Research In Motion Ltd., 07/17/04, $50.00                                    272,600
      145        Research In Motion Ltd., 07/17/04, $55.00                                    198,650
                                                                                         ------------
                                                                                              471,250
                                                                                         ------------
               DIVERSIFIED MANUFACTURING OPERATIONS - 0.14%
      290        Tyco International Ltd., 07/17/04, $27.50                                    162,400
                                                                                         ------------
               ENTERPRISE SOFTWARE / SERVICES - 0.18%
      145        Oracle Corp., 07/17/04, $10.00                                                28,275

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
CONTRACTS                                                                                MARKET VALUE
             PURCHASED OPTIONS (CONTINUED)
               CALL OPTIONS (CONTINUED)
               ENTERPRISE SOFTWARE / SERVICES (CONTINUED)
      525        PeopleSoft, Inc., 07/17/04, $15.00                                      $    183,750
                                                                                         ------------
                                                                                              212,025
                                                                                         ------------
               MULTIMEDIA - 0.32%
      675        The Walt Disney Co., 07/17/04, $20.00                                        371,250
                                                                                         ------------
               RETAIL - MAJOR DEPARTMENT STORE - 0.03%
      145        J. C. Penney Company, Inc., 07/17/04, $35.00                                  40,600
                                                                                         ------------
               TOTAL CALL OPTIONS (COST $1,028,984)                                         1,361,925
                                                                                         ------------
               PUT OPTIONS - 0.05%
               CABLE TELEVISION - 0.05%
      145        Comcast Corp., Class A, 07/17/04, $30.00                                      28,275
      145        Comcast Corp., Special Class A, 07/17/04, $30.00                              31,900
                                                                                         ------------
               TOTAL PUT OPTIONS (COST $65,351)                                                60,175
                                                                                         ------------
               TOTAL PURCHASED OPTIONS (COST $1,094,335)                                 $  1,422,100
                                                                                         ------------
             TOTAL INVESTMENTS IN SECURITIES (COST $80,129,944) - 102.36%                $120,000,071
                                                                                         ------------
             OTHER ASSETS, LESS LIABILITIES - (2.36%)                                      (2,764,170)
                                                                                         ------------
             NET ASSETS - 100.00%                                                        $117,235,901
                                                                                         ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  Security held in connection with an open put or call option contract.
*    Non-income producing security.
ADR  American Depository Receipt


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        JUNE 30, 2004
                                                                                         MARKET VALUE

             SECURITIES SOLD, NOT YET PURCHASED - (6.09%)
               MEDICAL INFORMATION SYSTEMS - (0.14%)
    7,300        NDCHealth Corp.                                                         $   (169,360)
                                                                                         ------------
               REGISTERED INVESTMENT COMPANY - (5.41%)
   55,400        SPDR Trust Series 1                                                       (6,344,962)
                                                                                         ------------
               RETAIL - AUTOMOBILE - (0.40%)
   21,150        CarMax, Inc.                                                                (462,551)
                                                                                         ------------
               TELEPHONE - INTEGRATED - (0.14%)
   10,970        AT&T Corp.                                                                  (160,490)
                                                                                         ------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $7,202,048)            $ (7,137,363)
                                                                                         ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                                        JUNE 30, 2004
                                                                                         (UNAUDITED)

INVESTMENT INCOME
  Dividends, net of withholding taxes of $2,028                                          $    166,676
  Interest                                                                                     56,837
                                                                                         ------------
                                                                                              223,513
                                                                                         ------------
EXPENSES
  Administration fees                                                                         571,762
  Accounting and investor services fees                                                        87,263
  Dividends on securities sold, not yet purchased                                              82,030
  Prime broker fees                                                                            68,833
  Audit and tax fees                                                                           65,876
  Custodian fees                                                                               65,784
  Legal fees                                                                                   39,058
  Insurance expense                                                                            37,624
  Board of Managers' fees and expenses                                                         17,864
  Registration expense                                                                          4,003
  Interest expense                                                                              2,775
  Miscellaneous                                                                                33,904
                                                                                         ------------
    TOTAL EXPENSES                                                                          1,076,776
    NET INVESTMENT LOSS                                                                      (853,263)
                                                                                         ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  REALIZED GAIN (LOSS) ON INVESTMENTS:

    Investment securities                                                                  15,366,192
    Securities sold, not yet purchased                                                     (1,765,113)
                                                                                         ------------
      NET REALIZED GAIN ON INVESTMENTS                                                     13,601,079

  NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                     (9,291,509)
                                                                                         ------------

      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       4,309,570
                                                                                         ------------

      INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                    $  3,456,307
                                                                                         ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                            GENERAL         LIMITED
                                            PARTNER         PARTNERS          TOTAL
                                          ------------    ------------    ------------
PARTNERS' CAPITAL, DECEMBER 31, 2002      $  1,753,841    $ 93,765,212    $ 95,519,053
                                          ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES

  Net investment loss                           (2,994)       (502,064)       (505,058)
  Net realized loss on investments             (74,992)     (4,009,813)     (4,084,805)
  Net change in unrealized appreciation
    on investments                             322,535      17,226,254      17,548,789
  Incentive allocation                              --              --              --
                                          ------------    ------------    ------------

  INCREASE IN PARTNERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES         244,549      12,714,377      12,958,926

PARTNERS' CAPITAL TRANSACTIONS

  Capital contributions                             --          55,000          55,000
  Capital withdrawals                               --              --              --
                                          ------------    ------------    ------------

  INCREASE  IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS               --          55,000          55,000
                                          ------------    ------------    ------------
PARTNERS' CAPITAL, MAY 8, 2003*           %  1,998,390    $106,534,589    $108,532,979
                                          ============    ============    ============
                                           SPECIAL
                                           ADVISORY
                                            MEMBER          MEMBERS          TOTAL
                                          ------------    ------------    ------------
MEMBERS' CAPITAL, MAY 8, 2003             $         --    $108,532,979    $108,532,979
                                          ------------    ------------    ------------

FROM INVESTMENT ACTIVITIES

  Net investment loss                               --      (1,135,809)     (1,135,809)
  Net realized gain on investments                  --       3,134,386       3,134,386
  Net change in unrealized appreciation
    on investments                                  --      28,631,374      28,631,374
  Incentive allocation
                                               126,417        (126,417)             --
                                          ------------   --------------   -------------

  INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES         126,417      30,503,534      30,629,951

MEMBERS' CAPITAL TRANSACTIONS

  Capital contributions                             --         451,000         451,000
  Capital withdrawals                         (126,417)    (25,732,669)    (25,859,086)
                                          ------------    ------------    ------------

  DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS         (126,417)    (25,281,669)    (25,408,086)
                                          ------------    ------------    ------------
MEMBERS' CAPITAL, DECEMBER 31, 2003       $         --    $113,754,844    $113,754,844
                                          ------------    ------------    ------------
                                            SPECIAL
                                           ADVISORY
                                            MEMBER          MEMBERS           TOTAL
                                          ------------    ------------    ------------
MEMBERS' CAPITAL, DECEMBER 31, 2003       $         --    $113,754,844     113,754,844
                                          ------------    ------------    ------------

FROM INVESTMENT ACTIVITIES

  Net investment loss                               --        (853,263)       (853,263)
  Net realized gain on investments                  --      13,601,079      13,601,079
  Net change in unrealized depreciation
    on investments                                  --     (9,291,509)      (9,291,509)
  Incentive allocation                              --              --              --
                                          ------------    ------------    ------------
  INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES              --       3,456,307       3,456,307

MEMBERS' CAPITAL TRANSACTIONS

  Capital contributions                             --          24,750          24,750
  Capital withdrawals                               --              --              --
                                          ------------    ------------    ------------
  INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS               --         24,750           24,750
                                          ------------    ------------    ------------

MEMBERS' CAPITAL, JUNE 30, 2004           $         --    $117,235,901    $117,235,901
                                          ============    ============    ============

* The Company converted from a limited partnership to a limited liability company after the close of business on May 8, 2003.


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Troon Fund, L.L.C., (the "Company"), (the "Partnership"), was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. Effective May 9, 2003, pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to seek long-term capital appreciation. The Company pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Company may also invest in equity securities of foreign issuers, bonds, options and other fixed-income securities of U.S. issuers.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are four members of the Board of Managers and an investment adviser. The investment adviser is Troon Management, L.L.C. (the "Adviser"), whose principal members are Oppenheimer Asset Management Inc. ("OAM") and Mark Asset Management Corporation ("MAMC"). The Adviser serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. Investment professionals at MAMC manage the Company's investment portfolio on behalf of and under the supervision of the Adviser. OAM is a subsidiary of Oppenheimer Holdings Inc. and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer").

         The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year effective as of the end of each such year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Prior to April 2003, domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges.

         Pursuant to a resolution of the Company's Board of Managers passed on July 30, 2003, the valuation methodology set forth below for domestic exchange traded and NASDAQ securities was put in effect reflecting the methodology made available by NASDAQ in April 2003.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

               (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

               (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

         (ii)  Securities traded on NASDAQ shall be valued:

               (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

               (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

               (3)  if no sale is shown on NASDAQ, at the bid price; or

               (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,640,867) and ($950,419) from accumulated net investment loss and net accumulated realized loss on investments, respectively, to net capital contributions for the year ended December 31, 2003. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2004, Oppenheimer earned no brokerage commissions from portfolio transactions executed on behalf of the Company.

         Prior to May 9, 2003, net profits or net losses of the Partnership for each fiscal period were allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners' respective partnership percentages for the fiscal period. At the end of the twelve month period following the admission of a limited partner to the Partnership, and, generally, at the end of each fiscal year thereafter, the general partner of the

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------


     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Partnership was entitled to an incentive allocation of 20% of net profits, if any, that had been credited to the capital account of such limited partner during such period. The incentive allocation was charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeded the highest level of cumulative net profits with respect to such limited partner through the close of any prior period.

         On and after May 9, 2003, net profits or losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. The Adviser in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such Member during such period. The incentive allocation is credited to the Special Advisory Account of the Adviser but will only be charged to a Member only to the extent that cumulative net profits with respect to such Member through the close of any period exceeds the highest level of cumulative net profits with respect to such Member through the close of any prior period. For each incentive allocation period, the Adviser can elect to withdraw the incentive allocation within 30 days from the Special Advisory Account. During the six months ended June 30, 2004, there was no incentive allocation to the Special Advisory Member, however, based on profits for the six months ended June 30, 2004, the incentive allocation that would have been credited to the Special Advisory Account was $16,610.

         Each Member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as the accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an administrative fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2004, sales commissions earned by Oppenheimer amounted to $250.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004, amounted to $84,126,843 and $113,701,571, respectively.

         At June 30, 2004, the aggregate cost for Federal income tax purposes, of portfolio investments and securities sold, not yet purchased is $90,254,429 and $7,202,048, respectively.

         For Federal income tax purposes, at June 30, 2004, accumulated net unrealized appreciation on investments was $29,810,327, consisting of $35,537,429 gross unrealized appreciation and $5,727,102 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased and excess cash held at the prime broker as of June 30, 2004.

     6.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2004, the average daily amount of such borrowings was $237,366 and the daily weighted average annualized interest rate was 0.06%.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value. During the six months ended June 30, 2004, the Company had no transactions in written options.

ADVANTAGE ADVISERS TROON FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                      -17-

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                       SIX MONTHS
                                          ENDED
                                      JUNE 30, 2004     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       (UNAUDITED)          2003            2002            2001            2000            1999
                                      -------------     ------------    ------------    ------------    ------------    ------------
Net assets, end of period
  (000s)                                 $117,236          $113,755        $95,519        $221,836        $351,887        $564,483
Ratio of net investment loss
  to average net assets***                  (1.50%)*          (1.46%)        (0.93%)         (0.88%)         (0.96%)         (0.73%)
Ratio of expenses to average
  net assets***                              1.89%*            1.83%          1.47%           1.38%           1.34%           1.24%
Ratio of incentive allocation
  to average net assets                         0%*            0.11%             0%              0%           1.17%          15.72%
Portfolio turnover                             69%               98%           107%             60%             89%             79%
Total return - gross**                       3.04%            46.48%        (34.23%)        (25.89%)        (44.75%)       (120.54%)
Total return - net**                         2.43%            37.18%        (34.23%)        (25.89%)        (44.75%)         96.43%
Average debt ratio                           0.21%             0.00%+         0.06%           0.13%           0.51%           1.03%

*   Annualized.

** Total return assumes a purchase of an interest in the Company on the first day of the year and a sale of the interest on the last day of the period, gross/net of incentive allocation to the Special Advisory Member, if any. Total return for periods of less than one year has not been annualized. For the six months ended June 30, 2004, total return represents the return earned had an incentive been allocated.

*** Ratios do not  reflect the effects of  incentive  allocation  to the Special
    Advisory Member.

+   Less than 0.01%

ADVANTAGE ADVISERS TROON FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on July 15, 2004. At this meeting, the Members elected each of the nominees proposed for election to the Fund's Board of Managers. The following provides information concerning the matters voted on at the meeting.

I.  ELECTION OF MANAGERS OF THE COMPANY

                                           VOTES      NON-VOTING    INTERESTS OF
      NOMINEE             VOTES FOR      WITHHELD      INTERESTS       RECORD

Lawrence K. Becker       $56,842,229    $1,825,518    $55,514,879   $114,182,626
Marshall Dornfeld        $56,550,433    $2,117,314    $55,514,879   $114,182,626
Sol Gittleman            $56,958,872    $1,708,875    $55,514,879   $114,182,626
Luis Rubio               $56,958,872    $1,708,875    $55,514,879   $114,182,626
Janet L. Schinderman     $56,958,872    $1,708,875    $55,514,879   $114,182,626


II. PROXY VOTING

    A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

    Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, after August 30, 2004, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS


Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ADVANTAGE ADVISERS TROON FUND, LLC
             ----------------------------------


By (Signature and Title)*           /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                             Marshall Dornfeld, Principal Executive Officer (principal executive officer)

Date                                AUGUST 24, 2004
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                             Marshall Dornfeld, Principal Executive Officer (principal executive officer)

Date                                AUGUST 24, 2004
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By (Signature and Title)*           /S/ LENARD BRAFMAN
                         -------------------------------------------------------
                             Lenard Brafman
                             (principal financial officer)

Date                                AUGUST 24, 2004
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*   Print the name and title of each signing officer under his or her signature.